Redeemable Convertible Preferred Stock - Additional Information (Details) - Rigetti Holdings [Member]	1 Months Ended		9 Months Ended	12 Months Ended
	Jan. 31, 2021 USD ($) Member $ / shares shares	Feb. 29, 2020 shares	Oct. 31, 2020 USD ($) shares	Oct. 31, 2021 USD ($)	Jan. 31, 2021 USD ($) Member $ / shares shares	Jan. 31, 2020 $ / shares
Temporary Equity [Line Items]
Proceeds from the issuance of redeemable convertible preferred stock | $			$ 54,022,876
Number of directors entitiled to be elected by the holders of redeemable convertible preferred stock | Member	3				3
Forecast [Member]
Temporary Equity [Line Items]
Proceeds From Equity Financing | $				$ 50,000,000
Warrants To Purchase Series C Redeemable Convertible Preferred Stock [Member]
Temporary Equity [Line Items]
Derivative liabilities at fair value | $	$ 1,236,600				$ 1,236,600
Series C Redeemable Convertible Preferred Stock [Member]
Temporary Equity [Line Items]
Temporary equity stock shares issued during the period new issues			59,575,811
Temporary Equity Dividend Per Share | $ / shares					$ 0.054408	$ 0.054408
Temporary equity liquidation preference per share | $ / shares	$ 0.906793				0.906793	0.906793
Temporary Equity Issue Price Per Share | $ / shares	0.906793				0.906793	0.906793
Temporary Equity Conversion Price Per Share | $ / shares	$ 7.254344				7.254344
Series C Redeemable Convertible Preferred Stock [Member] | Conversion Of Simple Agreements For Future Equity [Member]
Temporary Equity [Line Items]
Temporary equity stock shares issued during the period new issues	9,647,847
Series C One Redeemable Convertible Preferred Stock [Member]
Temporary Equity [Line Items]
Temporary Equity Dividend Per Share | $ / shares					0.054408	0.054408
Temporary equity liquidation preference per share | $ / shares	$ 0.906793				$ 0.906793	0.906793
Temporary Equity Conversion Price Per Share | $ / shares						$ 7.254344
Series C One Redeemable Convertible Preferred Stock [Member] | Participation In The Preferred C Stock Financing [Member]
Temporary Equity [Line Items]
Temporary equity stock shares issued during the period new issues			11,415,620
Series C One Redeemable Convertible Preferred Stock [Member] | Conversion Of Convertible Notes And Simple Agreements For Future Equity [Member]
Temporary Equity [Line Items]
Temporary equity stock shares issued during the period new issues			18,087,227
Redeemable Convertible Preferred Stock [Member]
Temporary Equity [Line Items]
Relcassification of temporary equity to permanent equity shares		3,538,484
Temporary equity stock shares issued during the period new issues					59,575,811
Redeemable Convertible Preferred Stock [Member] | Conversion Of Simple Agreements For Future Equity [Member]
Temporary Equity [Line Items]
Temporary equity stock shares issued during the period new issues			1,603,204
Redeemable Convertible Preferred Stock [Member] | Series C Redeemable Convertible Preferred Stock [Member]
Temporary Equity [Line Items]
Temporary equity stock shares issued during the period new issues			59,575,811
Redeemable Convertible Preferred Stock [Member] | Series C One Redeemable Convertible Preferred Stock [Member]
Temporary Equity [Line Items]
Temporary equity stock shares issued during the period new issues			11,415,620
Redeemable Convertible Preferred Stock [Member] | Series C One Redeemable Convertible Preferred Stock [Member] | Conversion Of Simple Agreements For Future Equity [Member]
Temporary Equity [Line Items]
Temporary equity stock shares issued during the period new issues			1,603,204